Write-down of Vessels (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2010
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	$ 91,108	$ 9,441
Number of tangible asset impaired and write down	9
Crude Oil Tankers [Member]
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	54,100
Number of Conventional Oil Tankers Impaired	5
Luzon and Leyte Spirit [Member]
Write Down of Vessels (Textual) [Abstract]
Number of Conventional Oil Tankers Impaired	2
Older Shuttle Tankers [Member]
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	28,300	9,400
Number of Conventional Oil Tankers Impaired	3	1
Age of property plant and equipment	20 years
Basker Spirit [Member]
Write Down of Vessels (Textual) [Abstract]
Number of Conventional Oil Tankers Impaired	1
FSO Units [Member]
Write Down of Vessels (Textual) [Abstract]
Write down of vessels	$ 8,600
FSO units impaired	1